Transactions with related parties	9 Months Ended
Sep. 30, 2018
Transactions with related parties
Transactions with related parties

Note 11. Transactions with related parties

Transactions with related parties are described in Note 28 in SEK’s 2017 Annual Report. No material changes have taken place in relation to transactions with related parties compared to the descriptions in SEK’s 2017 Annual Report.